Restructuring, Impairment and Plant Closing and Transition Costs - Accrued Restructuring and Plant Closing and Transition Costs by Type of Cost and Initiative (Details) $ in Millions	9 Months Ended
Sep. 30, 2021 USD ($) position
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	$ 19
Foreign currency effect on liability balance	(2)
Accrued liabilities at the end of the period	22
2017 and prior initiatives
Accrued restructuring costs roll forward
Restructuring charges	3
Restructuring payments	(4)
2018 initiatives
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	5
Restructuring charges	4
Restructuring payments	(5)
Accrued liabilities at the end of the period	4
2020 initiatives
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	10
Restructuring charges	10
Restructuring payments	(3)
Accrued liabilities at the end of the period	15
Workforce reductions
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	18
Foreign currency effect on liability balance	(1)
Accrued liabilities at the end of the period	$ 22
Number of positions terminated | position	168
Number of positions terminated requiring future payment | position	18,000,000
Workforce reductions | 2017 and prior initiatives
Accrued restructuring costs roll forward
Restructuring charges	$ 1
Restructuring payments	(2)
Workforce reductions | 2018 initiatives
Accrued restructuring costs roll forward
Restructuring charges	1
Restructuring payments	(2)
Workforce reductions | 2020 initiatives
Accrued restructuring costs roll forward
Restructuring charges	8
Restructuring payments	(1)
Other restructuring costs
Accrued restructuring costs roll forward
Accrued liabilities at the beginning of the period	1
Foreign currency effect on liability balance	(1)
Accrued liabilities at the end of the period	0
Other restructuring costs | 2017 and prior initiatives
Accrued restructuring costs roll forward
Restructuring charges	2
Restructuring payments	(2)
Other restructuring costs | 2018 initiatives
Accrued restructuring costs roll forward
Restructuring charges	3
Restructuring payments	(3)
Other restructuring costs | 2020 initiatives
Accrued restructuring costs roll forward
Restructuring charges	2
Restructuring payments	$ (2)